Fair Value Instruments - Additional Information (Detail) - USD ($)	Jul. 01, 2020	Jun. 12, 2020	Dec. 27, 2017	Sep. 30, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities					$ 145,998,591
Granted warrants to purchase common stock			33,333.33	8,668,750
Warrants exercise price			$ 0.01		$ 0.01
Purchase of outstanding warrants upon repayment of senior indebtedness percentage			75.00%
Warrants expiration date			Dec. 27, 2027
Warrant liability				$ 0	$ 29,600,000
Peak Logix LLC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn-out payment		$ 1,700,000
Fair value of incremental earn-out payment		1,700,000
Present value of non-contingent earn-out liability		$ 1,700,000
Earn-out payment period		5 years
Peak Logix LLC | Non-Contingent Consideration
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-contingent liability		$ 2,000,000
Hilo Equipment & Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Additional earn-out payment	$ 1,000,000
Other Liabilities | Peak Logix LLC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn-out payment		1,000,000
Minimum | Peak Logix LLC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn-out payment		2,000,000
Maximum | Peak Logix LLC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Earn-out payment		$ 3,700,000